Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past Due Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 1,879		¥ 2,066
Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	208		395
Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	3		7
Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 205		¥ 388
Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 4,084
Current | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		3,471
Current | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		5
Current | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		823
Current | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		2,643
Current | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		613
Current | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		613
Current | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Current | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		285
Current | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		328
Current | Net investment in leases
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Current | Net investment in leases | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		34
30-89 days past-due | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		34
30-89 days past-due | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		4
30-89 days past-due | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		30
30-89 days past-due | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Net investment in leases
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
30-89 days past-due | Net investment in leases | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		307
90 days or more past-due | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
90 days or more past-due | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
90 days or more past-due | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
90 days or more past-due | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
90 days or more past-due | Corporate borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		307
90 days or more past-due | Corporate borrowers | Other than Non-recourse loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		307
90 days or more past-due | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		35
90 days or more past-due | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		257
90 days or more past-due | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		15
90 days or more past-due | Net investment in leases
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
90 days or more past-due | Net investment in leases | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 0